As filed with the Securities and Exchange Commission on July 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08234

The Potomac Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

Item 1. Schedule of Investments.

U.S./Short Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.6%

$750,000	Federal Home Loan Bank
	Discount Note, 3.11%,
	06/22/2005	$748,705

400,000	Federal Home Loan Bank
	Discount Note, 3.09%,
	06/24/2005	399,244

1,500,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%,
	06/28/2005	1,496,670

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $2,644,619)	$2,644,619

	TOTAL INVESTMENTS - 71.6%
	(Cost $2,644,619)	$2,644,619

	Other Assets in Excess of Liabilities - 28.4%	1,047,974

	TOTAL NET ASSETS - 100.0%	$3,692,593

Percentages are calculated as a percent of net assets.

U.S./Short Fund
Schedule of Securities Sold Short
May 31, 2005 (Unaudited)

Shares		Value

15,500	SPDR Trust Series 1	$1,851,475

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,260,837)	$1,851,475

U.S./Short Fund
Schedule of Short Futures Contracts
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

1	S&P 500 Index Futures Contracts
	Expiring June 2005
	(Underlying Face Amount
	at Market Value $298,050)	$(9,230)

25	S&P 500 Index Mini Futures Contracts
	Expiring June 2005
	(Underlying Face Amount
	at Market Value $1,490,625)	(51,237)

	Total Unrealized Depreciation
	on Short Futures Contracts	$(60,467)

OTC Plus Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 94.7%
Air Freight & Logistics - 0.7%
755	CH Robinson Worldwide, Inc.	$43,164
938	Expeditors International Washington, Inc.	47,819
		90,983

Biotechnology - 8.2%
5,261	Amgen, Inc. *	329,233
3,248	Biogen Idec, Inc. *	126,997
2,341	Chiron Corp. *	87,881
2,795	Genzyme Corp. *	174,380
3,819	Gilead Sciences, Inc. *	155,815
434	Invitrogen Corp. *	34,429
2,384	Medimmune, Inc. *	62,938
3,013	Millennium Pharmaceuticals, Inc. *	25,219
		996,892

Chemicals - 0.3%
594	Sigma-Aldrich Corp.	35,587

Commercial Services & Supplies - 1.9%
1,668	Apollo Group, Inc. *	130,938
934	Career Education Corp. *	32,382
1,846	Cintas Corp.	74,523
		237,843

Communications Equipment - 11.6%
20,688	Cisco Systems, Inc. *	400,934
1,838	Comverse Technology, Inc. *	43,248
14,731	JDS Uniphase Corp. *	22,538
3,201	Juniper Networks, Inc. *	82,074
17,782	QUALCOMM, Inc.	662,557
1,694	Research In Motion Ltd. *^	140,297
1,477	Telefonaktiebolaget LM Ericsson ADR	46,422
2,367	Tellabs, Inc. *	19,457
		1,417,527

Computer Programming Services - 0.2%
3,342	BEA Systems, Inc. *	28,173

Computers & Peripherals - 7.7%
10,211	Apple Computer, Inc. *	405,479
8,104	Dell, Inc. *	323,268
3,430	Network Appliance, Inc. *	98,647
839	QLogic Corp. *	26,865
1,486	SanDisk Corp. *	38,770
13,164	Sun Microsystems, Inc. *	50,155
		943,184

Containers & Packaging - 0.2%
2,230	Smurfit-Stone Container Corp. *	24,240

Electronic Equipment & Instruments - 1.7%
1,722	American Power Conversion Corp.	43,842
774	CDW Corp.	45,031
5,496	Flextronics International Ltd. *^	70,239
885	Molex, Inc.	23,443
5,005	Sanmina-SCI Corp. *	25,676
		208,231

Food & Staples Retailing - 1.4%
2,229	Costco Wholesale Corp.	101,241
566	Whole Foods Market, Inc.	67,343
		168,584

Health Care Equipment & Supplies - 1.3%
3,048	Biomet, Inc.	114,879
694	Dentsply International, Inc.	39,593
		154,472

Health Care Providers & Services - 1.2%
587	Express Scripts, Inc. *	54,233
867	Lincare Holdings, Inc. *	38,113
1,180	Patterson Cos, Inc. *	53,560
		145,906

Hotels Restaurants & Leisure - 2.6%
4,978	Starbucks Corp. *	272,546
957	Wynn Resorts Ltd. *	44,835
		317,381

Internet & Catalog Retail - 4.8%
2,437	Amazon.Com, Inc. *	86,538
8,985	eBay, Inc. *	341,520
6,423	IAC/InterActiveCorp *	157,363
		585,421

Internet Software & Services - 2.4%
2,140	VeriSign, Inc. *	69,229
5,964	Yahoo!, Inc. *	221,861
		291,090

IT Services - 2.0%
1,161	Cognizant Technology Solutions Corp. Class A *	55,728
2,169	Fiserv, Inc. *	93,267
3,215	Paychex, Inc.	92,849
		241,844

Machinery - 1.0%
1,744	Paccar, Inc.	123,388

Measuring Instruments - 0.3%
899	Garmin Ltd. ^	39,871

Media - 5.1%
8,530	Comcast Corp. Class A *	274,666
1,998	EchoStar Communications Corp. Class A	58,401
762	Lamar Advertising Co. Class A *	31,867
1,559	Liberty Media International, Inc. Class A *	65,338
1,042	Pixar *	54,945
12,253	Sirius Satellite Radio, Inc. *	74,008
1,949	XM Satellite Radio Holdings, Inc. - Class A *	62,582
		621,807

Pharmaceuticals - 1.1%
4,093	Teva Pharmaceutical Industries, Ltd. ADR	136,583

Retail - 2.2%
973	Dollar Tree Stores, Inc. *	24,130
650	Fastenal Co.	37,778
1,450	Sears Holdings Corp. *	212,715
		274,623

Semiconductor & Semiconductor Equipment - 13.3%
4,691	Altera Corp. *	104,093
7,727	Applied Materials, Inc.	126,800
2,218	ATI Technologies, Inc. *^	33,425
2,232	Broadcom Corp. Class A *	79,214
19,534	Intel Corp.	526,051
1,361	Intersil Corp. Class A	25,532
2,134	KLA-Tencor Corp.	96,905
1,292	Lam Research Corp. *	39,639
3,677	Linear Technology Corp.	137,777
2,341	Marvell Technology Group Ltd. *^	95,887
4,101	Maxim Integrated Products, Inc.	161,579
1,544	Microchip Technology, Inc.	45,764
1,276	Novellus Systems, Inc. *	34,006
4,142	Xilinx, Inc.	114,941
		1,621,613

Software - 16.6%
4,288	Adobe Systems, Inc.	141,761
2,142	Autodesk, Inc.	84,780
2,279	Check Point Software Technologies *^	51,756
1,803	Citrix Systems, Inc. *	45,364
2,781	Electronic Arts, Inc. *	146,114
2,092	Intuit, Inc. *	90,416
807	Mercury Interactive Corp. *	36,412
33,546	Microsoft Corp.	865,487
19,517	Oracle Corp. *	250,208
5,341	Siebel Systems, Inc. *	49,244
6,647	Symantec Corp. *	150,289
1,199	Synopsys, Inc. *	21,666
3,874	Veritas Software Corp. *	96,346
		2,029,843

Specialty Retail - 2.6%
3,646	Bed Bath & Beyond, Inc. *	148,210
1,295	Petsmart, Inc.	41,142
1,295	Ross Stores, Inc.	36,493
4,470	Staples, Inc.	96,239
		322,084

Telecommunications - 4.3%
6,065	Level 3 Communications, Inc. *	12,615
3,135	MCI, Inc.	80,319
12,526	Nextel Communications, Inc. Class A *	378,035
857	NTL, Inc. *	55,088
		526,057

	TOTAL COMMON STOCKS (Cost $5,266,528)	$11,583,227

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%

$85,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$84,853

40,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/24/2005	39,924

125,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	124,723

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $249,500)	$249,500

	TOTAL INVESTMENTS - 96.8%	$11,832,727
	(Cost $5,516,028)

	Other Assets in Excess of Liabilities - 3.2%	395,615

	TOTAL NET ASSETS - 100.0%	$12,228,342

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-income producing security.
^	Foreign security traded on U.S. exchange.

OTC Plus Fund
Schedule of Futures Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

27	NASDAQ 100 Index Futures Contracts
	Expiring June 2005
	(Underlying Face Amount at Market Value $4,175,550)	$98,449

Dow 30 Plus Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 88.5%

Aerospace & Defense - 12.9%
4,816	Boeing Co.	$307,742
4,816	Honeywell International, Inc.	174,484
4,816	United Technologies Corp.	513,867
		996,093

Automobiles - 2.0%
4,816	General Motors Corp.	151,848

Beverages - 2.8%
4,816	The Coca-Cola Co.	214,938

Chemicals - 2.9%
4,816	EI Du Pont de Nemours & Co.	223,992

Computers & Peripherals - 6.1%
4,816	Hewlett-Packard Co.	108,408
4,816	International Business Machines Corp.	363,849
		472,257

Financial Services - 8.5%
4,816	American Express Co.	259,342
4,816	Citigroup, Inc.	226,882
4,816	J.P. Morgan Chase & Co.	172,172
		658,396

Food & Staples Retailing - 2.9%
4,816	Wal-Mart Stores, Inc.	227,460

Hotels Restaurants & Leisure - 1.9%
4,816	McDonald's Corp.	149,007

Household Products - 3.4%
4,816	Procter & Gamble Co.	265,602

Industrial Conglomerates - 7.1%
4,816	3M Co.	369,146
4,816	General Electric Co.	175,688
		544,834

Insurance - 3.5%
4,816	American International Group, Inc.	267,529

Machinery - 5.9%
4,816	Caterpillar, Inc.	453,234

Media - 1.7%
4,816	The Walt Disney Co.	132,151

Metals & Mining - 1.7%
4,816	Alcoa, Inc.	130,514

Oil & Gas - 3.5%
4,816	Exxon Mobil Corp.	270,659

Pharmaceuticals - 8.0%
4,816	Johnson & Johnson	323,154
4,816	Merck & Co., Inc.	156,231
4,816	Pfizer, Inc.	134,366
		613,751

Semiconductor & Semiconductor Equipment - 1.7%
4,816	Intel Corp.	129,695

Software - 1.6%
4,816	Microsoft Corp.	124,253

Specialty Retail - 2.5%
4,816	Home Depot, Inc.	189,510

Telecommunications - 3.7%
4,816	SBC Communications, Inc.	112,598
4,816	Verizon Communications, Inc.	170,390
		282,988

Tobacco - 4.2%
4,816	Altria Group, Inc.	323,346

	TOTAL COMMON STOCKS
	(Cost $4,308,754)	$6,822,057

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%

$205,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$204,646

100,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	99,811

375,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.08%, 06/28/2005	374,167

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $678,624)	$678,624

	TOTAL INVESTMENTS - 97.3%
	(Cost $4,987,378)	$7,500,681

	Other Assets in Excess of Liabilities - 2.7%	209,382

	TOTAL NET ASSETS - 100%	$7,710,063

Percentages are calculated as a percent of net assets.

Dow 30 Plus Fund
Schedule of Futures Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
FUTURES CONTRACTS PURCHASED

23	Dow Jones Industrial Average Index
	Futures Contracts Expiring June 2005
	(Underlying Face Amount at Market Value $2,408,100)	$24,887

6	Dow Jones Industrial Average Index
	Mini Futures Contracts Expiring June 2005
	(Underlying Face Amount at Market Value $314,190)	(1,997)

	Total Unrealized Appreciation
	on Futures Contracts	$22,890

Small Cap Plus Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.3%

$7,875,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$7,861,402

4,425,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	4,416,632

15,200,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	15,166,256

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $27,444,290)	$27,444,290

	TOTAL INVESTMENTS - 82.3%
	(Cost $27,444,290)	$27,444,290

	Other Assets in Excess of Liabilities - 17.7%	5,917,328

	TOTAL NET ASSETS - 100%	$33,361,618

Percentages are calculated as a percent of net assets.

Small Cap Plus Fund
Schedule of Futures Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

35	Russell 2000 Index Futures Contracts
	Expiring June 2005
	(Underlying Face Amount at Market Value $10,806,250)	$157,218

Small Cap Plus Fund
Schedule of SWAPS Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Appreciation
EQUITY SWAP CONTRACTS PURCHASED

50,065	Lehman Russell Index SWAP Contracts
	(Underlying Face Amount at Market Value $30,875,517)	$1,007,639

Small Cap/Short Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 104.9%

$1,200,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$1,197,928

625,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	623,818

2,300,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	2,294,894

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	$4,116,640
	(Cost $4,116,640)

	TOTAL INVESTMENTS - 104.9%
	(Cost $4,116,640)	$4,116,640

	Liabilities in Excess of Other Assets - (4.9)%	(190,712)

	TOTAL NET ASSETS - 100%	$3,925,928

Percentages are calculated as a percent of net assets.

Small Cap /Short Fund
Schedule of Short Futures Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS PURCHASED

4	Russell 2000 Index Futures Contracts
	Expiring June 2005
	(Underlying Face Amount at Market Value $1,235,000)	$(7,768)

Small Cap/Short Fund
Schedule of Short SWAPS Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT EQUITY SWAP CONTRACTS PURCHASED

12,803	Lehman Russell Index SWAP Contracts
	(Underlying Face Amount at Market Value $7,895,732)	$(423,944)

Warwick Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.7%

$1,625,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$1,622,194

1,900,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	1,896,407

4,300,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	4,290,454

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $7,809,055)	$7,809,055

	TOTAL INVESTMENTS - 99.7%
	(Cost $7,809,055)	$7,809,055

	Other Assets in Excess of Liabilities - 0.3%	20,548

	TOTAL NET ASSETS - 100%	$7,829,603

Percentages are calculated as a percent of net assets.

Horizon Fund
Schedule of Investments
May 31, 2005 (Unaudited)

TOTAL INVESTMENTS - 0.0%
(Cost $0)	$0

Other Assets in Excess of Liabilities - 100.0%	21

TOTAL NET ASSETS - 100%	$21

Percentages are calculated as a percent of net assets.

Dynamic HY Bond Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Face Amount		Value
CORPORATE BONDS - 66.2%

Cable Television - 1.1%
$ 3,000,000	Charter Communications Operating Holdings LLC/Charter Communications
	Operating Holdings Capital Corp., 8.75%, 11/15/2013	$3,000,000

Chemicals - 1.2%
3,000,000	Lyondell Chemical Co.,
	9.625%, 05/01/2007	3,206,250

Financial Institutions - 1.9%
3,000,000	Ford Motor Credit Co.,
	7.00%, 10/01/2013	2,812,500
3,000,000	General Motors Acceptance Corp.,
	6.875%, 09/15/2011	2,610,000
		5,422,500

Grantor Trust - 50.6%
83,170,000	Dow Jones CDX High Yield Note, 2004-1, 8.25%, 06/29/2010
	(Cost - $82,027,173; Acquired - Various dates in May 2005) (1)	82,650,187
55,265,061	TRAINS High Yield Note, 8.28%, 08/01/2015
	(Cost - $57,943,471; Acquired - Various dates between 04/22/2005
	and 05/31/2005) (1)(2)	58,682,542
		141,332,729

Hotels And Motels - 3.7%
3,000,000	Host Marriott LP,
	6.375%, 03/15/2015 (1)	2,928,750
1,500,000	MGM Mirage, Inc.,
	5.875%, 02/27/2014	1,485,000
3,000,000	Station Casinos, Inc.,
	6.875%, 03/01/2016	3,097,500
3,000,000	Wynn Las Vegas LLC,
	6.625%, 12/01/2014 (1)	2,883,000
		10,394,250

Manufacturing - 1.0%
3,000,000	Bombardier, Inc.,
	6.75%, 05/01/2012 (1)(3)	2,749,152

Petroleum - 1.5%
2,000,000	El Paso Corporation,
	7.875%, 06/15/2012	1,984,886
2,000,000	Williams Cos, Inc.,
	8.125%, 03/15/2012	2,265,000
		4,249,886

Telecommunications - 3.5%
3,000,000	Intelsat Ltd.,
	8.25%, 01/15/2013 (1)(3)	3,056,250
3,000,000	MCI, Inc.,
	8.735%, 05/01/2014	3,367,500
3,000,000	Qwest Corp.,
	9.125%, 03/15/2012 (1)	3,247,500
		9,671,250

Utilities - 0.7%
1,790,000	AES Corp.,
	7.75%, 03/01/2014	1,906,350

Waste Disposal - 1.0%
3,000,000	Allied Waste North America,
	7.375%, 04/15/2014	2,820,000

	TOTAL CORPORATE BONDS
	(Cost $183,492,413)	$184,752,367

Shares		Value
MONEY MARKET FUNDS - 52.0%

144,980,988	Federated Prime Obligations Fund - Class I	$144,980,988

	TOTAL MONEY MARKET FUNDS
	(Cost $144,980,988)	$144,980,988

	TOTAL INVESTMENTS - 118.2%
	(Cost $328,473,400)	$329,733,355

	Liabilities in Excess of Other Assets - (18.2)%	########

	TOTAL NET ASSETS - 100%	$279,029,689

Percentages are calculated as a percent of net assets.

(1)	Restricted under Rule 144A of the Securities Act of 1933.
(2)	Variable rate security.
(3)	Foreign security.

Dynamic HY Bond Fund
Schedule of SWAP Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Depreciation
SWAP CONTRACTS PURCHASED

495,000	Dow Jones CDX Index SWAP Contracts
	(Underlying Face Amount
	at Market Value $48,549,600)	$(146,025)

Contrabond Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 100.0%

$8,835,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$8,819,745

7,000,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	6,986,762

22,225,000	Federal Home Loan Mortgage
	Discount Note, 3.07%, 06/28/2005	22,175,661

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $37,982,168)	$37,982,168

	TOTAL INVESTMENTS - 100.0%
	(Cost $37,982,168)	$37,982,168

	Liabilities in Excess of Other Assets - 0.0%	(14,619)

	TOTAL NET ASSETS - 100%	$37,967,549

Percentages are calculated as a percent of net assets.

Contrabond Fund
Schedule of Securities Sold Short
May 31, 2005 (Unaudited)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS

	U.S. Treasury Notes:
$50,000,000	4.25%, 11/15/2014	$50,953,125
7,000,000	4.00%, 02/15/2015	6,991,250
4,000,000	4.125%, 05/15/2015	4,043,125

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $60,892,872)	$61,987,500

Contrabond Fund
Schedule of Short Futures Contracts
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

123	U.S. Treasury 10-Year Note Futures Contracts
	Expiring September 2005
	(Underlying Face Amount at Market Value $13,939,359)	$(77,429)

10 Year Plus Fund
Schedule of Investments
May 31, 2005 (Unaudited)

TOTAL INVESTMENTS - 0.0%
(Cost $0)	$0

Other Assets in Excess of Liabilities - 100.0%	21

TOTAL NET ASSETS - 100%	$21

Percentages are calculated as a percent of net assets.

Commodity Bull Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 87.4%

$825,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$823,576

500,000	Federal Home Loan Bank
	Discount Note, 3.10%, 06/24/2005	499,054

2,000,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	1,995,560

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $3,318,190)	$3,318,190

	TOTAL INVESTMENTS - 87.4%
	(Cost $3,318,190)	$3,318,190

	Other Assets in Excess of Liabilities - 12.6%	477,752

	TOTAL NET ASSETS - 100%	$3,795,942

Percentages are calculated as a percent of net assets.

Commodity Bull Fund
Schedule of Futures Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

42	Goldman Sachs Index Futures Contracts
	Expiring June 2005
	(Underlying Face Amount at Market Value $3,733,800)	$90,361

U.S. Government Money Market Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 94.3%

$2,960,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$2,954,889

1,500,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	1,497,163

5,500,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	5,487,790

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $9,939,842)	$9,939,842

	TOTAL INVESTMENTS - 94.3%
	(Cost $9,939,842)	$9,939,842

	Other Assets in Excess of Liabilities - 5.7%	602,337

	TOTAL NET ASSETS - 100%	$10,542,179

Percentages are calculated as a percent of net assets.

Evolution Managed Bond Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 101.7%
17,306	Advent Claymore Convertible Securities and Income Fund	$417,075
21,309	Calamos Convertible Opportunities and Income Fund	418,509
21,390	Corporate High Yield Fund V, Inc.	314,219
22,970	Corporate High Yield Fund VI, Inc.	314,689
68,990	Credit Suisse Asset Management Income Fund	315,974
21,700	Evergreen Income Advantage Fund	313,999
20,402	iShares Lehman 1-3 Year Treasury Bond Fund	1,657,254
39,208	iShares Lehman 7-10 Year Treasury Bond Fund	3,403,647
31,281	iShares Lehman 20+ Year Treasury Bond Fund	2,971,695
37,390	iShares Lehman Treasury Inflation Protected Securities Fund	4,011,573
27,457	Nicholas-Applegate Convertible & Income Fund	420,367
31,365	Nuveen Preferred and Convertible Income Fund	419,036
21,882	Pimco High Income Fund	314,007
55,240	Putnam High Income Bond Fund	417,614

	TOTAL INVESTMENT COMPANIES
	(Cost $15,357,431)	$15,709,658

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%

$75,000	Federal Home Loan Bank
	Discount Note, 3.12%, 06/22/2005	$74,870

50,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/24/2005	49,905

175,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 6/28/2005	174,612

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $299,387)	$299,387

	TOTAL INVESTMENTS - 103.6%
	(Cost $15,656,818)	$16,009,045

	Liabilities in Excess of Other Assets - (3.6)%	(558,464)

	TOTAL NET ASSETS - 100%	$15,450,581

Percentages are calculated as a percent of net assets.

Evolution Managed Equity Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 93.2%

Aerospace & Defense - 1.3%
2,891	Engineered Support Systems, Inc.	$112,749
1,071	Kaman Corp.	16,568
670	Northrop Grumman Corp.	37,332
3,014	Teledyne Technologies, Inc. *	95,303
		261,952
Air Freight & Logistics - 0.5%
1,020	Expeditors International Washington, Inc.	52,000
711	United Parcel Service, Inc. Class B	52,365
		104,365
Auto Components - 0.9%
3,241	Bandag, Inc.	149,993
448	Johnson Controls, Inc.	25,384
		175,377
Automobiles - 0.6%
4,043	Ford Motor Co.	40,349
1,278	General Motors Corp.	40,295
657	Harley-Davidson, Inc.	32,213
		112,857
Beverages - 0.3%
2,440	PepsiAmericas, Inc.	59,097

Biotechnology - 0.6%
569	Chiron Corp. *	21,360
1,138	Genzyme Corp. *	71,000
633	Gilead Sciences, Inc. *	25,827
		118,187
Capital Markets - 0.6%
334	The Goldman Sachs Group, Inc.	32,565
1,437	Investment Technology Group, Inc. *	28,367
3,015	LaBranche & Co, Inc. *	16,673
351	Lehman Brothers Holdings, Inc.	32,362
		109,967
Chemicals - 0.2%
371	FMC Corp. *	20,572
660	HB Fuller Co.	21,384
		41,956
Commercial Banks - 3.4%
869	Bank of America Corp.	40,252
1,010	BB&T Corp.	40,339
1,876	Commerce Bancorp, Inc.	52,059
951	Fifth Third Bancorp	40,532
1,232	KeyCorp	40,360
1,179	National City Corp.	40,746
4,428	PrivateBancorp, Inc.	149,622
546	SunTrust Banks, Inc.	40,191
795	SVB Financial Group *	37,969
2,502	US Bancorp	73,384
780	Wachovia Corp.	39,585
666	Wells Fargo & Co.	40,233
1,004	Westamerica Bancorporation	52,861
		688,133
Commercial Services & Supplies - 5.4%
5,531	Angelica Corp.	146,406
9,033	Career Education Corp. *	313,174
1,355	ChoicePoint, Inc. *	53,197
3,741	Copart, Inc. *	92,739
410	Deluxe Corp.	16,568
1,098	Heidrick & Struggles International, Inc. *	27,571
2,165	ITT Educational Services, Inc. *	98,269
28,892	On Assignment, Inc. *	153,128
1,690	Pre-Paid Legal Services, Inc.	63,662
2,617	Rollins, Inc.	53,387
1,226	RR Donnelley & Sons Co.	40,765
775	Sourcecorp *	16,593
		1,075,459
Communications Equipment - 0.4%
1,004	Avocent Corp. *	28,112
3,714	C-COR, Inc. *	25,553
1,374	Inter-Tel, Inc.	28,208
		81,873
Computers & Peripherals - 0.1%
505	Hutchinson Technology, Inc. *	20,892

Construction & Engineering - 0.4%
8,092	Quanta Services, Inc. *	73,071

Consumer Finance - 0.1%
343	Capital One Financial Corp.	25,862

Containers & Packaging - 0.3%
3,047	Longview Fibre Co.	60,849

Electrical Equipment - 0.5%
982	Ametek, Inc.	37,542
1,511	Baldor Electric Co.	38,001
445	Hubbell, Inc. Class B	20,221
		95,764
Electronic Equipment & Instruments - 1.7%
824	Avnet, Inc. *	17,238
1,333	CDW Corp.	77,554
1,190	Coherent, Inc. *	39,068
1,207	Dionex Corp. *	54,134
2,528	Jabil Circuit, Inc. *	73,893
829	Littelfuse, Inc. *	24,936
4,040	Planar Systems, Inc. *	32,482
694	Tech Data Corp. *	24,915
		344,220
Energy Equipment & Services - 0.8%
223	Atwood Oceanics, Inc. *	12,775
523	BJ Services Co.	26,333
1,833	Hydril *	95,151
388	Nabors Industries Ltd. *	21,383
		155,642
Financial Services - 0.7%
852	Citigroup, Inc.	40,137
1,540	GATX Corp.	51,390
1,133	J.P. Morgan Chase & Co.	40,505
		132,032
Food & Staples Retailing - 2.6%
1,885	Albertson's, Inc.	39,566
2,473	BJ's Wholesale Club, Inc. *	74,561
1,643	Costco Wholesale Corp.	74,625
5,958	Great Atlantic & Pacific Tea Co. *	148,533
1,732	Longs Drug Stores Corp.	71,081
3,021	Sysco Corp.	112,261
		520,627
Food Products - 1.1%
909	American Italian Pasta Co.	20,916
1,510	ConAgra Foods, Inc.	39,487
1,082	HJ Heinz Co.	39,352
771	Hormel Foods Corp.	22,837
1,930	Sara Lee Corp.	39,160
771	Wm. Wrigley Jr. Co.	52,636
		214,388
Health Care Equipment & Supplies - 3.9%
9669	Biosite, Inc. *	528,991
379	Respironics, Inc. *	25,332
1,890	SurModics, Inc. *	74,504
6,373	Viasys Healthcare, Inc. *	148,172
		776,999
Health Care Providers & Services - 3.5%
1,185	Covance, Inc. *	51,737
4,665	Dendrite International, Inc. *	72,307
7,374	LCA-Vision, Inc.	325,783
1,961	Lincare Holdings, Inc. *	86,206
2,059	Odyssey HealthCare, Inc. *	27,302
798	Pharmaceutical Product Development, Inc. *	38,607
1,411	Sunrise Senior Living, Inc. *	73,584
348	Universal Health Services, Inc.	20,334
		695,860
Hotels Restaurants & Leisure - 1.8%
1,337	CEC Entertainment, Inc. *	54,215
381	International Speedway Corp. Class A	20,826
556	Landry's Restaurants, Inc.	16,663
1,752	Lone Star Steakhouse & Saloon	52,928
1,042	McDonald's Corp.	32,240
3,882	O'Charleys, Inc. *	72,089
987	Panera Bread Co. Class A *	62,378
1,613	Sonic Corp. *	54,842
		366,181
Household Durables - 8.7%
238	Fortune Brands, Inc.	20,587
1,030	Hovnanian Enterprises, Inc. Class A *	63,963
483	KB Home	32,622
6,538	Lennar Corp.	379,269
801	MDC Holdings, Inc.	57,840
4,839	Meritage Homes Corp. *	351,892
231	NVR, Inc. *	175,329
3,930	Standard-Pacific Corp.	314,872
3,814	Toll Brothers, Inc. *	353,138
		1,749,512
Household Products - 0.1%
281	Clorox Co.	16,413

Insurance - 6.7%
481	Allmerica Financial Corp. *	16,797
518	American Financial Group Inc.	16,794
353	AmerUs Group Co.	16,799
1,936	Arthur J. Gallagher & Co.	53,472
3,762	Chubb Corp.	316,873
420	Cincinnati Financial Corp.	16,577
1,136	Fidelity National Financial, Inc.	40,885
7,936	HCC Insurance Holdings, Inc.	311,171
911	Lincoln National Corp.	41,478
228	Loews Corp.	17,168
698	Ohio Casualty Corp.	16,682
10,316	Presidential Life Corp.	156,287
438	The St. Paul Travelers Companies, Inc.	16,592
4,918	Zenith National Insurance Corp.	311,555
		1,349,130
Internet Software & Services - 0.1%
360	j2 Global Communications, Inc. *	12,629
235	Websense, Inc. *	12,622
		25,251
Investment Companies - 12.0%
3,517	iShares MSCI Emerging Markets Index Fund *	726,612
19,063	iShares S&P Latin American 40 Index Fund *	1,668,394
		2,395,006
IT Services - 1.8%
1,458	Affiliated Computer Services, Inc. Class A *	75,422
394	CACI International, Inc. Class A *	25,397
2,523	Cognizant Technology Solutions Corp. *	121,104
5,433	Convergys Corp. *	74,052
6,783	Pegasus Solutions, Inc. *	72,985
		368,960
Leisure Equipment & Products - 0.9%
5,398	Nautilus Group, Inc.	144,505
715	SCP Pool Corp.	25,611
		170,116
Machinery - 3.2%
2,856	Clarcor, Inc.	80,225
5,797	Oshkosh Truck Corp.	462,253
470	SPX Corp.	20,873
1,526	Thomas Industries, Inc.	60,842
877	Timken Co.	20,609
		644,802
Media - 1.2%
1,484	Arbitron, Inc.	59,864
528	Media General, Inc. Class A	32,261
1,919	Scholastic Corp. *	72,001
4,129	Time Warner, Inc. *	71,845
		235,971
Metals & Mining - 0.2%
218	Cleveland-Cliffs, Inc.	12,781
611	Nucor Corp.	32,359
		45,140
Multiline Retail - 0.5%
718	Dillard's, Inc. Class A	17,174
2,170	Saks, Inc. *	37,194
2,311	ShopKo Stores, Inc. *	54,794
		109,162
Office Electronics - 0.1%
655	Zebra Technologies Corp. Class A *	27,955

Oil & Gas - 6.2%
168	Anadarko Petroleum Corp.	12,717
248	Burlington Resources, Inc.	12,569
405	Cabot Oil & Gas Corp.	12,697
742	Cimarex Energy Co. *	27,921
275	Devon Energy Corp.	12,622
251	EOG Resources, Inc.	12,522
1,004	Forest Oil Corp. *	39,919
329	Murphy Oil Corp.	32,160
9,428	Newfield Exploration Co. *	362,507
611	Noble Energy, Inc.	45,440
173	Occidental Petroleum Corp.	12,648
739	Overseas Shipholding Group	45,153
4,326	Remington Oil & Gas Corp. *	134,106
180	Southwestern Energy Co. *	12,564
490	St. Mary Land & Exploration Co.	12,750
490	Stone Energy Corp. *	21,085
12,389	Swift Energy Co. *	423,084
414	XTO Energy, Inc.	12,884
		1,245,348
Paper & Forest Products - 0.1%
323	Weyerhaeuser Co.	20,720

Pharmaceuticals - 1.4%
1,564	Bristol-Myers Squibb Co.	39,663
2,916	Forest Laboratories, Inc. *	112,499
1,281	Johnson & Johnson	85,955
1,228	Merck & Co., Inc.	39,837
		277,954
Road & Rail - 0.5%
2,608	Heartland Express, Inc.	52,290
700	Yellow Roadway Corp. *	36,946
		89,236
Semiconductor & Semiconductor Equipment - 1.4%
23,656	Axcelis Technologies, Inc. *	157,312
1,005	Cree, Inc. *	30,190
888	Intersil Corp. Class A	16,659
1,744	Standard Microsystems Corp. *	28,358
1,116	Varian Semiconductor Equipment Associates, Inc. *	45,287
		277,806
Software - 2.7%
1,359	Adobe Systems, Inc.	44,928
389	Ansys, Inc. *	12,969
5,632	Compuware Corp. *	38,579
4,504	EPIQ Systems, Inc. *	73,640
8,641	JDA Software Group, Inc. *	111,642
6,132	MapInfo Corp. *	76,405
6,334	Parametric Technology Corp. *	38,131
1,359	Sybase, Inc. *	27,724
2,647	THQ, Inc. *	73,825
2,777	Wind River Systems, Inc. *	45,515
		543,358
Specialty Retail - 9.2%
940	Aeropostale, Inc. *	25,615
800	AnnTaylor Stores Corp. *	20,608
840	Autonation, Inc. *	16,800
1,347	Bed Bath & Beyond, Inc. *	54,756
836	Borders Group, Inc.	21,142
521	Building Material Holding Corp.	32,318
1,678	Chico's FAS, Inc. *	57,404
789	Childrens Place *	36,854
2,273	Claire's Stores, Inc.	53,597
450	Guitar Center, Inc. *	25,646
1,711	K-Swiss, Inc. Class A	54,923
1,138	Linens 'N Things, Inc. *	27,733
670	Liz Claiborne, Inc.	25,158
1,369	Michaels Stores, Inc.	57,649
1,881	Movie Gallery, Inc.	60,117
5,559	O'Reilly Automotive, Inc. *	308,802
21,709	Quiksilver, Inc. *	345,607
7,878	Russell Corp.	147,319
714	Stage Stores, Inc. *	27,882
11,993	TBC Corp. *	306,181
2,346	Timberland Co. *	86,474
1,410	Williams-Sonoma, Inc. *	55,455
		1,848,040
Telecommunications - 0.8%
1,520	BellSouth Corp.	40,675
989	CenturyTel, Inc.	32,429
4,322	Cincinnati Bell, Inc. *	17,072
1,722	SBC Communications, Inc.	40,260
1,154	Verizon Communications, Inc.	40,829
		171,265
Thrifts & Mortgage Finance - 0.3%
282	Downey Financial Corp.	21,156
968	Washington Mutual, Inc.	39,978
		61,134
Tobacco - 0.5%
597	Altria Group, Inc.	40,083
490	Reynolds American, Inc.	40,626
286	UST, Inc.	12,744
		93,453
Trading Companies & Distributors - 0.3%
451	Fastenal Co.	26,212
867	Watsco, Inc.	38,313
		64,525
Utilities - 2.6%
4,743	Aquila, Inc. *	17,739
9,375	Avista Corp.	165,281
7,503	Cascade Natural Gas Corp.	144,208
2,893	CMS Energy Corp. *	38,274
1,399	Constellation Energy Group, Inc.	74,777
859	Northeast Utilities	17,017
747	Pepco Holdings, Inc.	16,837
1,358	PNM Resources, Inc.	39,572
1,478	Sierra Pacific Resources *	17,662
		531,367

TOTAL COMMON STOCKS (Cost $18,088,429)		$18,673,234

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%

$15,000	Federal Home Loan Bank
	Discount Note, 3.12%, 06/22/2005	$14,974

50,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/24/2005	49,905

125,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	124,723

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $189,602)	$189,602

	TOTAL INVESTMENTS - 94.1%
	(Cost $18,278,031)	$18,862,836

	Other Assets in Excess of Liabilities - 5.9%	1,174,188

	TOTAL NET ASSETS - 100%	$20,037,024

Percentages are calculated as a percent of net assets.

*	Non-income producing security.

Spectrum High Yield Plus Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 9.7%

Commercial Banks - 0.2%
3,973	The Colonial BancGroup, Inc.	$88,558

Insurance - 0.3%
1,604	The Allstate Corp.	93,353

Investment Companies - 5.1%
2,473	Archstone-Smith Trust	91,056
11,600	Calamos Convertible and High Income Fund	187,224
22,600	Corporate High Yield Fund III	189,388
57,000	Debt Strategies Fund, Inc.	369,930
13,000	Evergreen Income Advantage Fund	188,110
29,000	High Income Opportunity Fund, Inc.	186,470
16,700	Managed High Income Portfolio, Inc.	104,041
26,000	Pimco High Income Fund	373,100
11,000	RMK High Income Fund, Inc.	187,000
		1,876,319

Oil & Gas - 0.5%
1,208	Kinder Morgan, Inc.	93,874
1,350	Occidental Petroleum Corp.	98,698
		192,572

Pharmaceuticals - 0.3%
1,872	Abbott Laboratories	90,305

Tobacco - 0.3%
1,364	Altria Group, Inc.	91,579

Utilities - 3.0%
1,721	Ameren Corp.	93,932
2,575	Black Hills Corp.	94,297
1,283	Dominion Resources, Inc.	90,208
3,273	Duke Energy Corp.	89,942
2,468	Edison International	90,699
1,285	Entergy Corp.	92,302
1,970	Exelon Corp.	92,295
2,276	FPL Group, Inc.	92,519
3,366	PNM Resources, Inc.	98,085
1,646	PPL Corp.	94,661
1,661	Public Service Enterprise Group, Inc.	92,185
5,272	TECO Energy, Inc.	93,209
		1,114,334

	TOTAL COMMON STOCKS
	(Cost $3,513,370)	$3,547,020

Face Amount		Value
CORPORATE BONDS - 47.0%
Grantor Trust - 47.0%
12,375,000	Dow Jones CDX High Yield Note, 8.25%, 06/29/2010
	(Cost $12,190,902; Acquired - 05/19/2005, 05/23/2005,
	and 05/26/2005) (1)	$12,297,656

4,644,184	TRAINS High Yield Note, 8.28%, 08/01/2015
	(Cost $4,858,754; Acquired - 05/23/2005) (1)(2)	4,931,371

	TOTAL CORPORATE BONDS
	(Cost $17,049,656)	$17,229,027

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.9%

$4,260,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$4,252,645

3,500,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	3,493,381

9,500,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	9,478,910

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $17,224,936)	$17,224,936

	TOTAL INVESTMENTS - 103.6%
	(Cost $37,787,962)	$38,000,983

	Liabilities in Excess of Other Assets - (3.6)%	(1,319,713)

	TOTAL NET ASSETS - 100%	$36,681,270

Percentages are calculated as a percent of net assets.

(1)	Restricted under Rule 144A of the Securities Act of 1933.
(2)	Variable rate security.

Spectrum High Yield Plus Fund
Schedule of SWAP Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Appreciation
SWAP CONTRACTS PURCHASED
123,750	Dow Jones CDX Index SWAP Contracts
	(Underlying Face Amount at Market Value $12,112,031)	$66,825

Spectrum Global Perspective Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 93.2%

156,600	iShares MSCI EAFE Index Fund	$24,265,170
176,500	iShares MSCI Emerging Markets Index Fund	36,464,900

	TOTAL INVESTMENT COMPANIES
	(Cost $60,221,737)	$60,730,070

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%

$90,000	Federal Home Loan Bank
	Discount Note, 3.10%, 06/22/2005	$89,845

60,000	Federal Home Loan Bank
	Discount Note, 3.08%, 06/24/2005	59,887

225,000	Federal Home Loan Bank Mortgage Corporation
	Discount Note, 3.08%, 06/28/2005	224,500

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	$374,232
	(Cost $374,232)

	TOTAL INVESTMENTS - 93.8%
	(Cost $60,595,969)	$61,104,302

	Other Assets in Excess of Liabilities - 6.2%	4,040,493

	TOTAL NET ASSETS - 100%	$65,144,795

Percentages are calculated as a percent of net assets.

Spectrum Global Perspective Fund
Schedule of SWAP Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Depreciation
SWAP CONTRACTS PURCHASED

41,000	iShares MSCI EAFE Index SWAP Contracts
	(Underlying Face Amount at Market Value, $6,352,950)	$(55,555)

Spectrum Global Perspective Fund
Schedule of Securities Sold Short
May 31, 2005 (Unaudited)

Principle Amount		Value
SHORT FORWARD EXCHANGE CONTRACTS

$2,461,867	Australian Dollar Forward Exchange Contract, 06/08/2005	$1,859,026
4,585,446	British Pound Forward Exchange Contract, 06/08/2005	8,329,171
8,628,564	Euro Forward Exchange Contract, 06/08/2005	10,621,781
835,623,000	Japanese Yen Forward Exchange Contract, 06/08/2005	7,703,509
2,668,364	Swiss Franc Forward Exchange Contract, 06/08/2005	2,138,531

	TOTAL SHORT FORWARD EXCHANGE CONTRACTS
	(Proceeds $31,000,000)	$30,652,018

Spectrum Equity Opportunity Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 90.7%

12,400	Biotech HOLDRs Trust *	$2,090,020
45,200	iShares MSCI Emerging Markets Index Fund	9,338,320
61,600	iShares Russell 2000 Index Fund	7,557,704
254,000	Nasdaq-100 Index Tracking Stock	9,672,320
79,400	SPDR Trust Series 1	9,486,712

	TOTAL INVESTMENT COMPANIES
	(Cost $37,195,339)	$38,145,076

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%

$900,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$898,446

600,000	Federal Home Loan Bank
	Discount Note, 3.10%, 06/24/2005	598,865

1,900,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	1,895,782

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	$3,393,093
	(Cost $3,393,093)

	TOTAL INVESTMENTS - 98.8%
	(Cost $40,588,432)	$41,538,169

	Other Assets in Excess of Liabilities - 1.2%	509,649

	TOTAL NET ASSETS - 100%	$42,047,818

Percentages are calculated as a percent of net assets.

*	Non-income producing security.

Spectrum Equity Opportunity Fund
Schedule of SWAPS Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Appreciation
EQUITY SWAP CONTRACTS PURCHASED

34,300	iShares Russell 2000 Index Fund SWAP	$10,873
	(Underlying Face Amount
	at Market Value $4,208,267)

HCM Freedom Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 3.7%

Aerospace & Defense - 0.2%
4,871	Boeing Co.	$311,257

Commercial Services & Supplies - 0.2%
16,199	Healthcare Services Group	302,921

Communications Equipment - 0.2%
17,241	Motorola, Inc.	299,476

Consumer Finance - 0.2%
7,864	Nelnet, Inc. Class A *	290,182

Food & Staples Retailing - 0.2%
2,562	Whole Foods Market, Inc.	304,827

Health Care Equipment & Supplies - 0.4%
8,710	Immucor, Inc. *	291,785
7,163	Ventana Medical Systems, Inc. *	302,637
		594,422

Hotels Restaurants & Leisure - 0.5%
9,579	McDonald's Corp.	296,374
4,866	Panera Bread Co. Class A *	307,531
8,926	Penn National Gaming, Inc. *	290,720
		894,625

Internet Software & Services - 0.2%
8,150	Yahoo!, Inc. *	303,180

Investment Companies - 0.8%
2,142	iShares Cohen & Steers Realty Majors Index Fund	294,632
4,851	iShares Dow Jones U.S. Healthcare Sector Index Fund	297,366
7,934	Nasdaq-100 Index Tracking Stock	302,127
3,187	Retail HOLDRs Trust	297,507
		1,191,632

Multiline Retail - 0.2%
2,024	Sears Holdings Corp. *	296,921

Software - 0.2%
5,126	Quality Systems, Inc.	308,226

Specialty Retail - 0.4%
7,905	Bebe Stores, Inc.	304,421
5,570	Urban Outfitters, Inc. *	297,104
		601,525

	TOTAL COMMON STOCKS
	(Cost $5,708,510)	$5,699,194

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 96.2%

$40,025,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$39,955,890

25,500,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	25,451,777

82,750,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	82,566,295

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $147,973,962)	$147,973,962

	TOTAL INVESTMENTS - 99.9%
	(Cost $153,682,472)	$153,673,156

	Other Assets in Excess of Liabilities - 0.1%	148,692

	TOTAL NET ASSETS - 100.0%	$153,821,848

Percentages are calculated as a percent of net assets.

*	Non-income producing security.

PSI Calendar Effects Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 64.2%

540,000	NASDAQ-100 Index Tracking Stock	$20,563,200
181,600	SPDR Trust Series 1	21,692,120

	TOTAL INVESTMENT COMPANIES
	(Cost $42,256,420)	$42,255,320

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.3%

$5,275,000	Federal Home Loan Bank
	Discount Note, 3.11%, 06/22/2005	$5,265,892

4,250,000	Federal Home Loan Bank
	Discount Note, 3.09%, 06/24/2005	4,241,963

11,800,000	Federal Home Loan Mortgage Corporation
	Discount Note, 3.07%, 06/28/2005	11,773,804

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $21,281,659)	$21,281,659

	TOTAL INVESTMENTS - 96.5%
	(Cost $63,538,079)	$63,536,979

	Other Assets in Excess of Liabilities - 3.5%	2,331,372

	TOTAL NET ASSETS - 100%	$65,868,351

Percentages are calculated as a percent of net assets.

PSI Calendar Effects Fund
Schedule of Futures Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

13	NASDAQ 100 Index Futures Contracts
	Expiring June 2005
	(Underlying Face Amount at Market Value $2,010,450)	$8,392

PSI Calendar Effects Fund
Schedule of SWAP Contracts Purchased
May 31, 2005 (Unaudited)

		Unrealized
Contracts		Appreciation
SWAP CONTRACTS PURCHASED

32,643	S&P Midcap 400 Index SWAP Contracts
	(Underlying Face Amount at Market Value $21,872,442)	$64,502

Potomac Short Real Estate Fund
Schedule of Investments
May 31, 2005 (Unaudited)

No schedule of investments, non-operational fund.

Potomac Dollar Bear Fund
Schedule of Investments
May 31, 2005 (Unaudited)

No schedule of investments, non-operational fund.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Potomac Funds

By (Signature and Title) /s/ Daniel O’Neill
                                      Daniel O’Neill, President, CEO

Date July 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel O’Neill
                                      Daniel O’Neill, President, CEO

Date July 26, 2005

By (Signature and Title)* /s/ Timothy P. Hagan
                                         Timothy P. Hagan, Chief Financial Officer

Date July 26, 2005

* Print the name and title of each signing officer under his or her signature.